UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09090

AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California	94502
(Address of principal executive offices)	(Zip code)

Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC 20004-2415

Registrant's telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2008

Item 1 – Schedule of Investments.

SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

					Market
Industry		Company	Symbol	Shares	Value
Common Stock

Banking	10.85%
		Bank of America Corp.	BAC	363,754	$13,789,914
		CitiGroup Inc.	C	431,816	9,249,499
		PNC Financial Services Group Inc.	PNC	144,686	9,487,061
		Wachovia Corp.	WB	194,300	5,246,100
Capital Goods	3.35%
		Caterpillar Inc.	CAT	42,400	3,319,496
		General Electric Co.	GE	224,905	8,323,734
Chemicals & Fertilizer	4.18%
		Dow Chemical Co.	DOW	188,880	6,960,228
		Du Pont de Nemours & Co.	DD	162,600	7,603,176
Consumer Staples	14.40%
		Coca-Cola Co.	KO	140,380	8,544,931
		Colgate-Palmolive Co.	CL	99,500	7,752,045
		Pepsico Inc.	PEP	108,960	7,866,912
		Procter & Gamble Co.	PG	137,200	9,613,604
		Sara Lee Corp.	SLE	1,167,800	16,325,843
Diversified	1.99%
		3M Co.	MMM	87,520	6,927,208
Diversified Financial Services	3.77%
		American Express Co.	AXP	300,000	13,116,000
Electronics	14.75%
		Dell Inc.(a)	DELL	709,700	14,137,224
		Intel Corp.	INTC	669,160	14,172,809
		International Business Machines Corp.	IBM	60,600	6,977,484
		Texas Instruments Inc.	TXN	567,000	16,029,090
Food	5.17%
		Kellogg Co.	K	342,000	17,975,520
Healthcare	6.21%
		Johnson & Johnson	JNJ	128,680	8,347,472
		Merck & Co. Inc.	MRK	162,940	6,183,573
		Pfizer Inc.	PFE	337,680	7,067,642
Insurance	3.70%
		The Progressive Corp.	PGR	802,000	12,888,140
Iron-Steel	6.11%
		Nucor Corp.	NUE	314,000	21,270,360
Oil & Gas	6.12%
		BP PLC (ADR)(b)	BP	111,308	6,750,830
		ChevronTexaco Corp.	CVX	81,228	6,933,622
		Exxon Mobil Corp.	XOM	90,200	7,629,116
Retailing	6.21%
		Home Depot Inc.	HD	255,595	7,148,992
		Lowe’s Companies Inc.	LOW	630,000	14,452,200
Services - Data Processing	0.70%
		Automatic Data Processing Inc.	ADP	57,600	2,441,664
Software	4.86%
		Broadridge Financial Solutions Inc.	BR	14,400	253,440
		Microsoft Corp.	MSFT	587,560	16,674,953
Telecommunications	4.57%
		AT&T Inc.	T	210,343	8,056,137
		Verizon Communications Inc.	VZ	214,809	7,829,788
Total Common Stocks	96.94%	(Cost $336,939,767)			$337,345,807

Short -Term Bank Debt Instruments	3.24%
		Bank of America - London 1.70%, due 4/1/08	3,291,342	3,291,342
		BB&T Co. - Grand Cayman 1.70%, due 4/1/08	4,000,000	4,000,000
		Wachovia Bank - London 1.70%, due 4/1/080	4,000,000	4,000,000
Total Short -Term Bank Debt Instruments	3.24%	(Cost $11,291,342)		$11,291,342
Total Investments	100.18%	(Cost $348,231,109)		$348,637,149
Other Liabilities in Excess of Assets	-0.18%			-625,744
Net Assets	100.00%	Equivalent to $38.31 per share on 9,083,273 shares of Capital Stock Outstanding		$348,011,405

(a) Non-Income Producing Security

(b) ADR - American Depositary Receipt

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities, and under normal market conditions the Fund will invest at least 80% of the value of its net assets in common stocks. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price or NASDAQ Closing Cross price is used, whichever is available. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price, Official Closing Price or Closing Cross price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Fund’s pricing service.  If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors/Trustees.

Security transactions are recorded on the dates transactions are entered into, which is the trade date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of March 31, 2008 was as follows:

Gross Appreciation (excess of value over tax cost)	$38,915,615
Gross Depreciation (excess of tax cost over value)	(38,509,575)
Net Unrealized Appreciation	$406,040
Cost of Investments for Income Tax Purposes	$348,231,109

Item 2 - Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, is attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	May 19, 2008

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